TAXATION - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	$ (84,546)	$ (29,915)
Pillar two income taxes	2,100	0
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	(30,168)	(19,379)
Unrecognized tax benefits	$ 113,654	$ 7,986